CONVERTIBLE DEBENTURE (Narrative)(Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended
	Jul. 27, 2012	Jun. 21, 2012	Jan. 27, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 15, 2012
CONVERTIBLE DEBENTURE [Abstract]
Senior secured debenture			$ 1,750
Interest rate, minimum			10.00%
Interest rate, maximum			18.00%
Convertible debenture							300
Conversion price							$ 1.416
Payment on convertible notes payable principle		1,450			1,450
Payment of debt interest		288
Shares issued for notes payable conversion	211,865
Amortization of discount and change in fair value of embedded conversion feature in the convertible debenture					1,547
Debt interest expense					$ 288